Finance income and expense	12 Months Ended
Dec. 31, 2020
Finance Income And Expenses [Abstract]
Finance income and expense

8. Finance income and expense

Recognized in profit or loss

	Year ended December 31 2020	Year ended December 31 2019	Period ended December 31 2018
	£’000	£‘000	£‘000
Finance income
Interest on:
Bank deposits	486	170	—
Total finance income	486	170	—
Finance expense
Bank interest payable	(1,000)	(392)	—
Lease interest accretion	(298)	(64)	—
Total finance expense	(1,298)	(456)	—
Net finance income recognized in profit or loss	(812)	(286)	—